Segment information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Statement [Line Items]
Current assets	$ 10,022,055		$ 10,022,055		$ 11,085,305
Current liabilities	5,044,864		5,044,864		4,565,566
Interest expense (income)			504,434
Total operating expenses	3,456,606	$ 8,831,520	5,713,962	$ 18,676,495
Net (loss) income			(5,443,924)	(15,447,822)
Biopharmaceutical
Statement [Line Items]
Current assets	3,545,851		3,545,851		3,897,317
Non-current assets	5,224,894		5,224,894		5,482,157
Current liabilities	5,044,864		5,044,864		4,565,566
Non-current liabilities	0		0		0
Interest expense (income)	31,266	(34,787)	12,109	(171,303)
Total operating expenses	3,456,556	8,831,414	5,713,717	18,676,314
Net (loss) income	(3,488,139)	(5,243,879)	(5,732,736)	(15,065,658)
Strategic Investments.
Statement [Line Items]
Current assets	6,476,204		6,476,204		7,187,988
Non-current assets	0		0		907,366
Current liabilities	0		0		0
Non-current liabilities	0		0		0
Interest expense (income)	(135,690)	(151,376)	(289,057)	(287,201)
Total operating expenses	50	106	245	181
Net (loss) income	135,640	(246,414)	288,812	(382,164)
Total Consolidated [Member]
Statement [Line Items]
Current assets	10,022,055		10,022,055		11,085,305
Non-current assets	5,224,894		5,224,894		6,389,523
Current liabilities	5,044,864		5,044,864		4,565,566
Non-current liabilities	0		0		$ 0
Interest expense (income)	(104,424)	(186,163)	(276,948)	(458,504)
Total operating expenses	3,456,606	8,831,520	5,713,962	18,676,495
Net (loss) income	$ (3,352,499)	$ (5,490,293)	$ (5,443,924)	$ (15,447,822)